Trade and other receivables	12 Months Ended
Dec. 31, 2017
Disclosure of trade and other receivables [text block]
7.	Trade and other receivables

$000	Note	Dec 31, 2017	Dec 31, 2016
Trade receivables		17,998	34,099
Advances to contractors		2,638	7,861
Taxation debtors	7.1	142,090	112,684
Prepayments and other receivables		68,999	67,712
Gounkoto advance dividend	7.2	7,602	9,074
Total		239,327	231,430
Less: current portion		(184,275)	(231,430)
Non-current portion	7.1	55,052	-

7.1 The taxation debtors primarily relate to indirect taxes owing to the group by the State of Mali, including TVA balances at Loulo of $91.9 million (2016: $61.6 million) and Gounkoto of $21.9 million (2016: $26.2 million). The taxation debtor also includes corporate tax prepayments at Loulo of $21.0 million (2016: $18.5 million) and Gounkoto of $7.3 million (2016: $6.4 million).
7.2 Refer to note 2 for details of the Gounkoto dividend.

The classes within trade and other receivables do not contain impaired assets. The carrying values are considered to approximate fair values.

The credit quality of receivables that are not past due or impaired is considered high. The maximum exposure to credit risk at the reporting date is the fair value of each class of receivable mentioned above. The group does not hold any collateral as security although it has the legally binding right to offset TVA balances with other taxation payable in Mali, and exercises this right. Refer to note 17 for further information on the concentration of credit risk.

The terms of payment of trade receivables are less than seven days, advances to contractors 30 days.

Kibali Jersey Limited [member]
Disclosure of trade and other receivables [text block]
11. TRADE AND OTHER RECEIVABLES

$000	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015

Advances to contractors	2,280	6,070	5,238
Trade receivables	28,295	1,497	850
Prepayments and other receivables	21,544	24,239	37,501
Loan to SOKIMO (refer to note 26)	18,827	17,381	16,046
Other loans	8,360	3,081	5,231
TVA receivables	134,514	131,214	137,369
Hire purchase loans	4,465	10,978	11,277
	218,285	194,460	213,512
Less: Non-current portion
Loan to SOKIMO	18,827	17,381	16,046
Other loans and receivables (including TVA receivables)	105,768	65,616	10,445
Hire purchase loans	699	4,438	6,297
	125,294	87,435	32,788
Current portion	92,991	107,025	180,724

$000	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015

Gross hire purchase loans – minimum lease payments:
No later than 1 year	3,766	6,540	4,980
Later than 1 year and no later than 5 years	699	4,438	6,297
Later than 5 years	-	-	-
Gross investment on hire purchase loans	4,465	10,978	11,277

The fair values of trade and other receivables classified as loans and receivables are approximate to the carrying value.

The classes within trade and other receivables do not contain impaired assets however TVA receivables and TVA and duties on fuel balances have been discounted with a provision of $17.9 million (2016: $7.8 million) (2015: Nil) recognized. The credit quality of receivables that are not past due or impaired remains very high. The maximum exposure to credit risk at the reporting date is the fair value of each class of receivable mentioned above. The Company does not hold any collateral as security. Refer to note 21 for further information on the concentration of credit risk.

The terms of payment of trade receivables is less than seven days, advances to contractors 30 days and TVA is recoverable under the mining code once submissions are approved. The group continues to seek recovery of TVA in line with the mining code. Judgment exists in assessing recovery of this amount. See note 2 for further detail.

The loan to SOKIMO bears interest at 8% and the loan and interest will be repaid through future dividends.

The hire purchase loans, receivable from a contractor, bear interest at the aggregate of 10% and the Federal Reserve Rate of 0.75%. The hire purchase loans are repayable over 3 years.

The balance of “other loans” includes loans to related parties of $0.9 million (2016: $1.1 million) (2015: Nil), these loans have no terms of repayment. Refer to note 26 for further details. All non-current receivables are due after 12 months.